INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest - Non-controlling interests [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest [Line Items]
Total	$ (10,356)	$ (6,672)
Income [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest [Line Items]
Total	$ (5,651)	$ (9,648)	$ 5,183
Latam Airlines Perú S.A.[Member] | Equity [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest [Line Items]
Tax No.		0 - E
Country of origin		Peru
Percentage of income attributable to subsidiaries	0.19%	0.19%
Total	$ (13,035)	$ (7,238)
Latam Airlines Perú S.A.[Member] | Income [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest [Line Items]
Tax No.		0 - E
Country of origin		Peru
Percentage of income attributable to subsidiaries	0.19%	0.19%	30.00%
Total	$ (5,553)	$ (8,102)	$ (1,065)
Lan Cargo S.A. And Subsidiaries [Member] | Equity [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest [Line Items]
Tax No.		93.383.000 - 4
Country of origin		Chile
Percentage of income attributable to subsidiaries	0.10196%	0.10196%
Total	$ 2,481	$ 666
Lan Cargo S.A. And Subsidiaries [Member] | Income [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest [Line Items]
Tax No.		93.383.000 - 4
Country of origin		Chile
Percentage of income attributable to subsidiaries	0.10196%	0.10196%	0.10196%
Total	$ (82)	$ (121)	$ 19
Inversora Cordillera S.A. and Subsidiaries [Member] | Equity [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest [Line Items]
Tax No.		0 - E
Country of origin		Argentina
Percentage of income attributable to subsidiaries	0.00%	0.0163%
Total		$ (276)
Inversora Cordillera S.A. and Subsidiaries [Member] | Income [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest [Line Items]
Tax No.		0 - E
Country of origin		Argentina
Percentage of income attributable to subsidiaries	0.00%	0.0163%	4.22%
Total	$ (19)	$ 360	$ 359
Lan Argentina S.A. [Member] | Equity [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest [Line Items]
Tax No.		0 - E
Country of origin		Argentina
Percentage of income attributable to subsidiaries	0.00%	0.00344%
Total		$ 1
Lan Argentina S.A. [Member] | Income [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest [Line Items]
Tax No.		0 - E
Country of origin		Argentina
Percentage of income attributable to subsidiaries	0.00%	0.00344%	0.00344%
Total	$ (5)	$ 70	$ 48
Americonsult de Guatemala S.A. [Member] | Equity [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest [Line Items]
Tax No.		0 - E
Country of origin		Guatemala
Percentage of income attributable to subsidiaries	0.87%	0.87%
Total		$ 1
Americonsult S.A. and Subsidiaries [Member] | Equity [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest [Line Items]
Tax No.		0 - E
Country of origin		Mexico
Percentage of income attributable to subsidiaries	0.20%	0.20%
Total	$ (6)	$ (6)
Americonsult S.A. and Subsidiaries [Member] | Income [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest [Line Items]
Tax No.		0 - E
Country of origin		Mexico
Percentage of income attributable to subsidiaries	0.20%	0.20%	0.20%
Total	$ (1)	$ 1	$ (7)
Americonsult Costa Rica S.A. [Member] | Equity [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest [Line Items]
Tax No.		0 - E
Country of origin		Costa Rica
Percentage of income attributable to subsidiaries	0.20%	0.20%
Total	$ 2	$ 2
Linea Aerea Carguera de Colombiana S.A. [Mmeber] | Equity [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest [Line Items]
Tax No.		0 - E
Country of origin		Colombia
Percentage of income attributable to subsidiaries	9.54%	9.54%
Total	$ (422)	$ (522)
Linea Aerea Carguera de Colombiana S.A. [Mmeber] | Income [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest [Line Items]
Tax No.		0 - E
Country of origin		Colombia
Percentage of income attributable to subsidiaries	9.54%	9.54%	10.00%
Total	$ 100	$ (943)	$ (293)
Aerolineas Regionales de Integracion Aires S.A. [Member] | Equity [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest [Line Items]
Tax No.		0 - E
Country of origin		Colombia
Percentage of income attributable to subsidiaries	0.7988%	0.7988%
Total	$ (145)	$ (13)
Aerolineas Regionales de Integracion Aires S.A. [Member] | Income [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest [Line Items]
Tax No.		0 - E
Country of origin		Colombia
Percentage of income attributable to subsidiaries	0.7988%	0.7988%	0.7988%
Total	$ (158)	$ (724)	$ (24)
Transportes Aereos del Mercosur S.A. [Member] | Equity [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest [Line Items]
Tax No.		0 - E
Country of origin		Paraguay
Percentage of income attributable to subsidiaries	5.02%	5.02%
Total	$ 769	$ 713
Transportes Aereos del Mercosur S.A. [Member] | Income [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest [Line Items]
Tax No.		0 - E
Country of origin		Paraguay
Percentage of income attributable to subsidiaries	5.02%	5.02%	5.02%
Total	$ 67	$ (189)	$ 420